Stock-Based Compensation Awards - Summary of Option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance, Outstanding	287,382	141,851
Granted		153,504
Forfeited		(7,973)
Forfeited prior to merger conversion	(83,928)
Additional options issued in merger conversion	41,338
Ending balance, Outstanding	244,792	287,382
Options exercisable as of December 31, 2022	145,365
Weighted Average Exercise Price
Beginning balance, Outstanding	$ 2.65	$ 5.34
Granted		0.55
Forfeited prior to merger conversion	4.63
Additional options issued in merger conversion	1.84
Forfeited		10
Ending balance, Outstanding	1.84	$ 2.65
Options exercisable as of December 31, 2022	$ 2.46
Total Intrinsic Value
Outstanding	$ 751,851	$ 0
Options exercisable as of December 31, 2022	$ 412,681
Weighted Average Remaining Contractual Life (Years)
Outstanding	7 years 7 months 24 days	8 years 7 months 9 days
Options exercisable as of December 31, 2022	7 years 5 months 23 days